Shareholder Report, Average Annual Return (Details) 1014032_Franklin FTSE Russia ETF_Single Class_TSR Annual {Single Class}		12 Months Ended	60 Months Ended	98 Months Ended
		Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin FTSE Russia ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Franklin FTSE Russia ETF (NAV)
Average Annual Return, Percent	[1]	0.00%	(79.21%)	(60.54%)
FTSE Russia Capped Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE Russia Capped Index
Average Annual Return, Percent	[2]	0.00%	0.00%	0.00%

[1]
†	Total return information is based on unadjusted net asset value. During the 12-month period ended March 31, 2026, the Fund’s unrounded NAV per share increased from $0.005939 as of March 31, 2025, to $0.006163 as of March 31, 2026. Certain adjustments were made to the net asset value of the Fund at the end of the period for financial reporting purposes. Accordingly, adjusted total return of 2.36% has been disclosed in the Financial Highlights and differs from that which is reported here.

[2]
††	Effective February 28, 2024, the Underlying Index was discontinued by the index provider, FTSE Russell. The Fund’s returns based on net asset value include the Fund’s valuation of its Russian securities based on fair value prices. The value of the Underlying Index, on the other hand, is based on securities’ last closing prices on local foreign markets (i.e., the value of the Underlying Index is not based on fair value prices). As disclosed in the latest prospectus dated August 1, 2025, the 5 Year and Since Inception Underlying Index returns were -2.06% and -3.71%, respectively as of December 31, 2023.